Goodwill and Intangible Assets (Goodwill) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	$ 6,399	$ 3,294
Dominion Questar Combination		6
Goodwill, Ending Balance	[1]	6,405	6,399
Dominion Energy Gas Holdings, LLC
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	542	542
No events affecting goodwill		0	0
Goodwill, Ending Balance	[1]	542	542
Dominion Questar Corporation
Goodwill [Roll Forward]
Dominion Questar Combination			3,105
Operating Segments | Power Generation
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	1,422	1,422
Goodwill, Ending Balance	[1]	1,422	1,422
Operating Segments | Power Generation | Dominion Energy Gas Holdings, LLC
Goodwill [Roll Forward]
No events affecting goodwill		0	0
Operating Segments | Gas Infrastructure
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	4,051	946
Dominion Questar Combination		6
Goodwill, Ending Balance	[1]	4,057	4,051
Operating Segments | Gas Infrastructure | Dominion Energy Gas Holdings, LLC
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	542	542
No events affecting goodwill		0	0
Goodwill, Ending Balance	[1]	542	542
Operating Segments | Power Delivery
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	926	926
Goodwill, Ending Balance	[1]	926	926
Operating Segments | Power Delivery | Dominion Energy Gas Holdings, LLC
Goodwill [Roll Forward]
No events affecting goodwill		0	0
Operating Segments | Corporate and Other | Dominion Energy Gas Holdings, LLC
Goodwill [Roll Forward]
No events affecting goodwill	[2]	$ 0	0
Operating Segments | Dominion Questar Corporation | Gas Infrastructure
Goodwill [Roll Forward]
Dominion Questar Combination	[3]		$ 3,105

[1]	Goodwill amounts do not contain any accumulated impairment losses.
[2]	Goodwill recorded at the Corporate and Other segment is allocated to the primary operating segments for goodwill impairment testing purposes.
[3]	See Note 3.